Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
August 31, 2024
XS7-NPRT3-1024
1.968013.110
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.7%
Entertainment - 1.1%
Electronic Arts, Inc.	3,054	463,658
Netflix, Inc. (a)	246,729	173,043,384
Roblox Corp. Class A (a)	167,300	7,359,527
Roku, Inc. Class A (a)	56,176	3,807,048
The Walt Disney Co.	37,976	3,432,271
		188,105,888
Interactive Media & Services - 9.2%
Alphabet, Inc.:
Class A	3,970,480	648,697,022
Class C	2,336,260	385,739,889
Epic Games, Inc. (a)(b)(c)	11,800	7,080,000
IAC, Inc. Class A (a)	7,700	406,406
Meta Platforms, Inc. Class A	945,130	492,705,720
Pinterest, Inc. Class A (a)	155,300	4,975,812
Reddit, Inc.:
Class A	32,800	1,968,984
Class B (a)	83,490	5,011,905
Snap, Inc. Class A (a)	2,368,803	22,124,620
		1,568,710,358
Media - 0.0%
Comcast Corp. Class A	32,400	1,282,068
The Trade Desk, Inc. Class A (a)	6,600	689,898
		1,971,966
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	315,653	62,726,564
TOTAL COMMUNICATION SERVICES		1,821,514,776
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 1.0%
Neutron Holdings, Inc. (a)(b)(c)	438,358	16,395
Rad Power Bikes, Inc. (a)(b)(c)	249,183	52,328
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	181,375	237,601
Rivian Automotive, Inc. Class A (a)(d)	1,612,319	22,782,067
Tesla, Inc. (a)	691,805	148,122,369
		171,210,760
Broadline Retail - 6.6%
Amazon.com, Inc. (a)	5,960,960	1,064,031,360
Etsy, Inc. (a)	17,781	979,555
Ollie's Bargain Outlet Holdings, Inc. (a)	695,787	62,314,684
		1,127,325,599
Diversified Consumer Services - 0.0%
Duolingo, Inc. Class A (a)	8,600	1,828,102
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A (a)	54,900	6,440,319
Booking Holdings, Inc.	16,322	63,806,452
Cava Group, Inc. (a)	18,200	2,075,528
Chipotle Mexican Grill, Inc. (a)	531,850	29,826,148
Dutch Bros, Inc. Class A (a)	4,200	130,200
Expedia Group, Inc. Class A (a)	37,700	5,243,693
Hyatt Hotels Corp. Class A	4,683	711,441
MakeMyTrip Ltd. (a)	139,300	13,396,481
Marriott International, Inc. Class A	82,550	19,373,660
McDonald's Corp.	3,225	930,929
Penn Entertainment, Inc. (a)	265,400	4,941,748
Shake Shack, Inc. Class A (a)	19,936	1,981,838
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	14,240	0
Stage 2 rights (a)(c)	14,240	0
Stage 3 rights (a)(c)	14,239	0
Stage 4 rights (a)(c)	14,239	0
Stage 5:
rights (a)(c)	14,238	0
rights (a)(c)	14,238	0
Starbucks Corp.	106,653	10,086,174
Sweetgreen, Inc. Class A (a)	306,502	9,688,528
Viking Holdings Ltd.	68,100	2,284,755
Wingstop, Inc.	6,500	2,509,715
Zomato Ltd. (a)	2,843,600	8,497,729
		181,925,338
Household Durables - 0.5%
Garmin Ltd.	159,800	29,289,742
Lennar Corp. Class A	235,519	42,878,589
SharkNinja, Inc.	167,200	16,021,104
Toll Brothers, Inc.	29,600	4,264,472
		92,453,907
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(d)	24,242	112,968
Specialty Retail - 2.5%
CarMax, Inc. (a)	163,400	13,815,470
Carvana Co. Class A (a)	206,900	31,163,278
Dick's Sporting Goods, Inc.	130,500	30,923,280
Fanatics, Inc. Class A (a)(b)(c)	180,405	12,429,905
Five Below, Inc. (a)	12,200	920,246
Floor & Decor Holdings, Inc. Class A (a)	83,000	9,332,520
Foot Locker, Inc.	97,700	3,042,378
Lowe's Companies, Inc.	115,573	28,719,891
Revolve Group, Inc. (a)(d)	482,423	11,057,135
RH (a)	8,129	2,062,327
Ross Stores, Inc.	49,800	7,500,378
The Home Depot, Inc.	297,177	109,509,725
TJX Companies, Inc.	955,072	112,001,293
Wayfair LLC Class A (a)(d)	1,184,420	50,397,071
		422,874,897
Textiles, Apparel & Luxury Goods - 3.8%
adidas AG	57,400	14,720,391
Birkenstock Holding PLC (d)	85,300	4,256,470
Canada Goose Holdings, Inc. (a)(d)	479,815	5,611,163
Crocs, Inc. (a)	42,600	6,226,842
Deckers Outdoor Corp. (a)	210,900	202,314,261
Figs, Inc. Class A (a)(d)	68,100	420,177
Li Ning Co. Ltd.	773,500	1,454,193
lululemon athletica, Inc. (a)	812,558	210,834,424
NIKE, Inc. Class B	201,654	16,801,811
On Holding AG (a)(d)	1,467,606	68,948,130
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,709,438	117,062,314
Tory Burch LLC (a)(b)(c)(e)	248,840	9,226,987
		657,877,163
TOTAL CONSUMER DISCRETIONARY		2,655,608,734
CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Celsius Holdings, Inc. (a)	18,300	695,949
Constellation Brands, Inc. Class A (sub. vtg.)	9,100	2,190,461
Keurig Dr. Pepper, Inc.	819,071	29,986,189
Monster Beverage Corp. (a)	463,970	21,866,906
PepsiCo, Inc.	140,364	24,266,128
The Coca-Cola Co.	1,192,207	86,399,241
		165,404,874
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp.	87,944	78,479,467
Dollar Tree, Inc. (a)	21,544	1,820,253
Kroger Co.	151,740	8,074,085
Maplebear, Inc. (NASDAQ)	23,545	845,030
Ocado Group PLC (a)	19,120	85,676
Target Corp.	150,463	23,114,126
Walmart, Inc.	247,600	19,122,148
		131,540,785
Food Products - 0.1%
Archer Daniels Midland Co.	1,500	91,485
Bowery Farming, Inc. (a)(c)	41,835	837
Bowery Farming, Inc. warrants (a)(b)(c)	14,699	294
Bunge Global SA	41,454	4,202,607
Mondelez International, Inc.	51,917	3,728,160
The Hershey Co. (d)	11,400	2,200,884
The Real Good Food Co. LLC:
Class B (a)(c)	131,479	1
Class B unit (a)(f)	131,479	61,795
The Real Good Food Co., Inc. Class A (a)	133,700	62,839
WK Kellogg Co. (d)	55,600	954,652
		11,303,554
Household Products - 0.2%
Church & Dwight Co., Inc.	30,521	3,109,479
Colgate-Palmolive Co.	39,191	4,173,842
Procter & Gamble Co.	132,078	22,656,660
The Clorox Co.	12,300	1,947,213
		31,887,194
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	27,800	4,164,162
Kenvue, Inc.	59,500	1,306,025
Oddity Tech Ltd. (a)(d)	234,500	8,629,600
Oddity Tech Ltd. (f)	34,271	1,261,173
The Beauty Health Co. (a)(b)	553,828	991,352
The Beauty Health Co. Class A, (a)(d)	1,097,298	1,964,163
		18,316,475
Tobacco - 0.5%
JUUL Labs, Inc. Class A (a)(b)(c)(g)	2,069,029	2,100,002
Philip Morris International, Inc.	767,800	94,662,062
		96,762,064
TOTAL CONSUMER STAPLES		455,214,946
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	101,500	3,569,755
Halliburton Co.	92,000	2,860,280
		6,430,035
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp. (d)	33,800	1,380,392
EOG Resources, Inc.	7,700	991,914
EQT Corp.	70,800	2,372,508
Exxon Mobil Corp.	5,300	625,082
Range Resources Corp.	517,700	15,468,876
Reliance Industries Ltd.	421,159	15,167,702
Valero Energy Corp.	37,900	5,561,067
		41,567,541
TOTAL ENERGY		47,997,576
FINANCIALS - 3.6%
Banks - 0.5%
Bank of America Corp.	823,717	33,566,468
HDFC Bank Ltd. sponsored ADR	280,222	17,124,366
JPMorgan Chase & Co.	119,423	26,846,290
Wells Fargo & Co.	297,800	17,412,366
		94,949,490
Capital Markets - 0.7%
3i Group PLC	180,000	7,560,839
BlackRock, Inc.	27,897	25,157,794
Coinbase Global, Inc. Class A (a)	224,400	41,145,984
Goldman Sachs Group, Inc.	48,200	24,594,050
Robinhood Markets, Inc. (a)	789,500	15,884,740
		114,343,407
Consumer Finance - 0.1%
American Express Co.	56,900	14,717,185
Financial Services - 2.3%
Ant International Co. Ltd. Class C (a)(b)(c)	570,188	997,829
Apollo Global Management, Inc.	72,200	8,355,706
Block, Inc. Class A (a)	215,985	14,272,289
Circle Internet Financial Ltd. Class E (c)	137,221	3,982,153
Jio Financial Services Ltd. (a)	470,859	1,806,827
MasterCard, Inc. Class A	295,449	142,802,320
PayPal Holdings, Inc. (a)	230,427	16,689,828
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	16,498	26,397
Toast, Inc. (a)	702,000	17,451,720
Visa, Inc. Class A	656,912	181,550,769
		387,935,838
Insurance - 0.0%
Progressive Corp.	28,600	7,212,920
TOTAL FINANCIALS		619,158,840
HEALTH CARE - 13.1%
Biotechnology - 7.4%
4D Pharma PLC (a)(c)(d)	596,200	8
AbbVie, Inc.	87,449	17,167,113
Absci Corp. (a)(d)	1,013,333	4,458,665
ACADIA Pharmaceuticals, Inc. (a)	2,471	40,969
Akouos, Inc. (CVR) (a)(c)	200,563	36,101
Alector, Inc. (a)	948,455	5,007,842
Allogene Therapeutics, Inc. (a)	786,300	2,067,969
Alnylam Pharmaceuticals, Inc. (a)	351,931	92,448,754
Amgen, Inc.	109,804	36,655,869
Annexon, Inc. (a)	415,740	2,369,718
Apellis Pharmaceuticals, Inc. (a)	114,200	4,442,380
Apogee Therapeutics, Inc. (a)(d)	411,336	21,048,063
Arcellx, Inc. (a)	139,500	9,589,230
Argenx SE ADR (a)	168,860	87,354,655
Arrowhead Pharmaceuticals, Inc. (a)	235,318	5,607,628
Ascendis Pharma A/S sponsored ADR (a)	9,489	1,313,752
aTyr Pharma, Inc. (a)	803,931	1,503,351
Avidity Biosciences, Inc. (a)	936,312	41,197,728
Beam Therapeutics, Inc. (a)(d)	166,300	4,436,884
BeiGene Ltd. ADR (a)	109,739	21,045,745
Biogen, Inc. (a)	1,142	233,836
Biomea Fusion, Inc. (a)(d)	519,927	3,811,065
BioNTech SE ADR (a)	6,202	547,140
BioXcel Therapeutics, Inc. (a)(d)	88,260	54,280
Boundless Bio, Inc. (d)	78,900	285,618
Boundless Bio, Inc.	163,516	591,928
Cargo Therapeutics, Inc.	119,200	2,248,112
Caris Life Sciences, Inc. (a)(b)(c)	396,011	1,259,315
Cartesian Therapeutics, Inc. (b)	88,931	1,241,477
Century Therapeutics, Inc. (a)(d)	70,600	124,256
Cibus, Inc. (a)(d)	291,232	1,971,641
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	104,600	1
CRISPR Therapeutics AG (a)(d)	173,319	8,270,783
Cyclerion Therapeutics, Inc. (a)	1,310	3,550
Cyclerion Therapeutics, Inc. (a)(b)	7,527	20,398
Day One Biopharmaceuticals, Inc. (a)(d)	221,600	3,066,944
Denali Therapeutics, Inc. (a)	261,200	6,383,728
Deverra Therapeutics, Inc. (a)(c)	20,487	0
Dianthus Therapeutics, Inc. (a)(d)	235,763	6,797,047
Disc Medicine, Inc. rights (a)(c)	16,600	0
Dyne Therapeutics, Inc. (a)	366,600	16,896,594
Entrada Therapeutics, Inc. (a)(d)	85,869	1,519,881
Foghorn Therapeutics, Inc. (a)	445,412	3,688,011
Generation Bio Co. (a)	303,160	800,342
Geron Corp. (a)	863,376	4,101,036
Ideaya Biosciences, Inc. (a)	1,079,200	42,628,400
Idorsia Ltd. (a)(d)	363,344	915,573
Immunocore Holdings PLC ADR (a)	235,896	8,463,948
Immunome, Inc. (a)(d)	317,197	4,815,050
Immunovant, Inc. (a)	836,400	25,844,760
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	7,022	0
Invivyd, Inc. (a)	254,817	216,645
Ionis Pharmaceuticals, Inc. (a)	1,955,669	93,246,298
Janux Therapeutics, Inc. (a)	254,908	11,975,578
Korro Bio, Inc. (a)(b)	16,996	811,049
Korro Bio, Inc. (a)(d)	20,857	995,296
Krystal Biotech, Inc. (a)	181,500	35,414,280
Kymera Therapeutics, Inc. (a)	431,900	20,886,684
Legend Biotech Corp. ADR (a)	473,650	27,258,558
Lexicon Pharmaceuticals, Inc. (a)(d)	3,950,450	6,834,279
Lyell Immunopharma, Inc. (a)(d)	195,800	283,910
Moderna, Inc. (a)	1,065,641	82,480,613
Monte Rosa Therapeutics, Inc. (a)	148,300	915,011
Moonlake Immunotherapeutics Class A (a)	65,500	3,064,745
Nuvalent, Inc. Class A (a)	499,225	42,499,024
Omega Therapeutics, Inc. (a)(d)	455,879	670,142
ORIC Pharmaceuticals, Inc. (a)	72,708	753,982
Poseida Therapeutics, Inc. (a)	937,359	2,680,847
Prothena Corp. PLC (a)	758,605	16,894,133
RAPT Therapeutics, Inc. (a)	390,512	802,502
Recursion Pharmaceuticals, Inc. Class A (a)(d)	360,600	2,625,168
Regeneron Pharmaceuticals, Inc. (a)	73,671	87,277,297
Revolution Medicines, Inc. (a)	247,002	10,529,695
Roivant Sciences Ltd. (a)	4,035,100	49,349,273
Sage Therapeutics, Inc. (a)	431,413	3,636,812
Sana Biotechnology, Inc. (a)(d)	2,307,300	13,959,165
Sarepta Therapeutics, Inc. (a)	22,500	3,055,050
Scholar Rock Holding Corp. (a)(d)	713,634	6,636,796
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	44,550	143,977
Seres Therapeutics, Inc. (a)(d)	1,865,100	1,493,199
Shattuck Labs, Inc. (a)	374,400	1,344,096
Sigilon Therapeutics, Inc. rights (a)(c)	3,192	25,313
SpringWorks Therapeutics, Inc. (a)	994,899	41,497,237
Spyre Therapeutics, Inc. (a)	254,704	7,322,740
Summit Therapeutics, Inc. (a)(d)	135,200	1,754,896
Tango Therapeutics, Inc. (b)	148,501	1,756,767
Tango Therapeutics, Inc. (a)	202,156	2,391,505
Taysha Gene Therapies, Inc. (a)(d)	1,156,301	2,590,114
Tectonic Therapeutic, Inc. (b)	63,553	1,220,218
Tourmaline Bio, Inc.	19,700	331,945
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	700,000	2,855
Vaxcyte, Inc. (a)	256,490	20,714,132
Vera Therapeutics, Inc. (a)	156,682	5,925,713
Vertex Pharmaceuticals, Inc. (a)	71,993	35,700,609
Verve Therapeutics, Inc. (a)(d)	63,200	423,440
Viking Therapeutics, Inc. (a)	1,166,800	74,815,216
Vor Biopharma, Inc. (a)	267,232	233,614
Zai Lab Ltd. ADR (a)(d)	10,400	207,376
Zealand Pharma A/S (a)	248,700	32,671,797
Zentalis Pharmaceuticals, Inc. (a)	227,646	789,932
		1,263,486,661
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	25,001	2,831,863
Blink Health LLC Series A1 (a)(b)(c)	28,770	1,208,340
Boston Scientific Corp. (a)	21,200	1,733,948
DexCom, Inc. (a)	101,784	7,057,703
GE Healthcare Technologies, Inc.	48,800	4,139,216
Inspire Medical Systems, Inc. (a)	7,950	1,429,569
Insulet Corp. (a)	6,760	1,370,725
Intuitive Surgical, Inc. (a)	191,873	94,522,396
Medical Microinstruments, Inc. warrants 2/16/31 (a)(b)(c)	3,109	37,774
Novocure Ltd. (a)	1,559,200	30,310,848
Outset Medical, Inc. (a)	226,879	120,246
Presbia PLC (a)(c)	454,926	5
PROCEPT BioRobotics Corp. (a)	356,762	28,184,198
		172,946,831
Health Care Providers & Services - 0.2%
Alignment Healthcare, Inc. (a)	467,522	4,212,373
Guardant Health, Inc. (a)	63,300	1,619,214
Humana, Inc.	10,243	3,630,836
McKesson Corp.	15,900	8,921,172
RadNet, Inc. (a)	56,300	3,732,127
The Oncology Institute, Inc. (a)(b)	377,375	138,497
UnitedHealth Group, Inc.	34,154	20,157,691
		42,411,910
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	85	6,554
DNA Script (a)(b)(c)	324	25,006
PrognomiQ, Inc. (a)(c)	36,200	9,050
		40,610
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc.:
Class A (a)	19,300	450,655
Class B (a)(f)	570,857	13,329,511
Danaher Corp.	44,133	11,885,458
Thermo Fisher Scientific, Inc.	37,774	23,233,654
		48,899,278
Pharmaceuticals - 4.2%
Adimab LLC (b)(c)(e)	762,787	14,134,443
Adimab LLC (a)(b)(c)(e)	762,787	4,019,887
Agomab Therapeutics SA warrants 10/10/33 (a)(b)(c)	10	0
Alto Neuroscience, Inc.	111,300	1,425,753
Arvinas Holding Co. LLC (a)	29,100	761,256
Atea Pharmaceuticals, Inc. (a)	147,400	567,490
Bristol-Myers Squibb Co.	61,265	3,060,187
Dragonfly Therapeutics, Inc. (a)(b)(c)	126,113	4,579,163
Eli Lilly & Co.	492,100	472,425,842
Fulcrum Therapeutics, Inc. (a)(d)	195,201	1,668,969
GH Research PLC (a)	164,100	1,723,050
Harmony Biosciences Holdings, Inc. (a)	350,723	12,619,014
Intra-Cellular Therapies, Inc. (a)	726,709	53,253,236
Merck & Co., Inc.	75,700	8,966,665
Neumora Therapeutics, Inc.	131,700	1,514,550
Novo Nordisk A/S Series B sponsored ADR	391,600	54,495,056
Nuvation Bio, Inc. Class A (a)	2,199,839	7,083,482
OptiNose, Inc. (a)(d)	1,660,267	1,726,678
OptiNose, Inc. warrants 11/23/2027 (a)	206,400	28,107
Pfizer, Inc.	13,900	403,239
Pharvaris BV (a)	269,013	4,842,234
Pliant Therapeutics, Inc. (a)	277,600	3,689,304
Rapport Therapeutics, Inc. (d)	268,147	5,832,197
Rapport Therapeutics, Inc.	130,906	2,847,206
Sienna Biopharmaceuticals, Inc. (a)(c)	589,618	6
Skyhawk Therapeutics, Inc. (a)(b)(c)	126,063	1,718,239
Structure Therapeutics, Inc. ADR (a)	213,868	8,154,787
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	22,600	426,462
UCB SA	210,900	38,163,194
		710,129,696
TOTAL HEALTH CARE		2,237,914,986
INDUSTRIALS - 3.6%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	16,200	3,300,912
General Electric Co.	61,200	10,686,744
Lockheed Martin Corp.	36,350	20,650,435
Space Exploration Technologies Corp. (a)(b)(c)	902,227	101,049,424
The Boeing Co. (a)	96,986	16,850,348
		152,537,863
Air Freight & Logistics - 0.0%
Delhivery Private Ltd. (a)	646,600	3,233,964
United Parcel Service, Inc. Class B	17,584	2,260,423
		5,494,387
Building Products - 0.1%
Builders FirstSource, Inc. (a)	110,100	19,157,400
The AZEK Co., Inc. Class A, (a)	77,700	3,312,351
		22,469,751
Commercial Services & Supplies - 0.0%
Veralto Corp.	6,377	716,966
Construction & Engineering - 0.2%
Fluor Corp. (a)	361,700	18,110,319
Quanta Services, Inc.	46,000	12,655,980
		30,766,299
Electrical Equipment - 0.6%
Eaton Corp. PLC	166,944	51,240,122
Emerson Electric Co.	138,149	14,559,523
GE Vernova LLC	65,250	13,115,250
Generac Holdings, Inc. (a)	105,800	16,560,874
Nextracker, Inc. Class A (a)	28,600	1,163,162
Vertiv Holdings Co.	66,800	5,546,404
		102,185,335
Ground Transportation - 1.1%
Avis Budget Group, Inc.	259,100	21,243,609
Bird Global, Inc.:
Stage 1 rights (a)(c)	1,142	0
Stage 2 rights (a)(c)	1,142	0
Stage 3 rights (a)(c)	1,142	0
Lyft, Inc. (a)	1,010,526	11,792,838
Old Dominion Freight Lines, Inc.	23,500	4,530,800
Uber Technologies, Inc. (a)	1,520,604	111,201,771
Union Pacific Corp.	115,261	29,517,189
		178,286,207
Industrial Conglomerates - 0.0%
3M Co.	24,880	3,351,087
Honeywell International, Inc.	18,783	3,905,174
		7,256,261
Machinery - 0.5%
Caterpillar, Inc.	104,360	37,162,596
Deere & Co.	12,752	4,918,956
FANUC Corp.	225,200	6,647,761
Illinois Tool Works, Inc.	29,253	7,406,275
Ingersoll Rand, Inc.	46,244	4,229,014
Mitsubishi Heavy Industries Ltd.	1,314,600	17,467,751
		77,832,353
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	173,790	7,384,337
JetBlue Airways Corp. (a)	53,614	272,359
Ryanair Holdings PLC sponsored ADR	4,778	532,556
Southwest Airlines Co.	381,837	11,042,726
United Airlines Holdings, Inc. (a)	194,725	8,575,689
Wheels Up Experience, Inc.:
Stage 1 rights (a)(c)	23,018	0
Stage 2 rights (a)(c)	23,018	0
Stage 3 rights (a)(c)	23,018	0
Wizz Air Holdings PLC (a)(f)	149,883	2,625,864
		30,433,531
Professional Services - 0.0%
Paylocity Holding Corp. (a)	14,697	2,372,096
TOTAL INDUSTRIALS		610,351,049
INFORMATION TECHNOLOGY - 47.1%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	172,682	61,022,365
Ciena Corp. (a)	693,503	39,980,448
Nokia Corp. sponsored ADR	1,336,600	5,961,236
		106,964,049
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. (a)	35,690	2,782,036
TE Connectivity Ltd.	1,141	175,258
Zebra Technologies Corp. Class A (a)	21,000	7,252,980
		10,210,274
IT Services - 1.1%
Accenture PLC Class A	27,000	9,232,650
Akamai Technologies, Inc. (a)	81,100	8,259,224
Cloudflare, Inc. Class A (a)	830,681	68,232,137
IBM Corp.	146,395	29,590,821
Kyndryl Holdings, Inc. (a)	242,100	5,735,349
MongoDB, Inc. Class A (a)	16,841	4,897,194
Okta, Inc. Class A (a)	126,481	9,957,849
Shopify, Inc. Class A (a)	546,390	40,466,876
Snowflake, Inc. Class A (a)	32,225	3,681,062
X Holdings Corp. Class A (a)(b)(c)	22,630	481,793
		180,534,955
Semiconductors & Semiconductor Equipment - 19.7%
Advanced Micro Devices, Inc. (a)	591,436	87,863,732
Allegro MicroSystems LLC (a)	129,900	3,186,447
Applied Materials, Inc.	345,685	68,189,823
Arm Holdings Ltd. ADR (d)	69,000	9,168,720
ASML Holding NV (depository receipt)	8,485	7,669,337
Astera Labs, Inc.	520,312	22,404,635
Broadcom, Inc.	682,750	111,165,355
Cirrus Logic, Inc. (a)	289,266	42,143,164
Enphase Energy, Inc. (a)	22,200	2,687,088
First Solar, Inc. (a)	141,150	32,093,276
GlobalFoundries, Inc. (a)	117,800	5,498,904
Impinj, Inc. (a)	128,900	21,668,090
KLA Corp.	38,686	31,700,469
Lam Research Corp.	14,150	11,617,292
Lattice Semiconductor Corp. (a)	41,100	1,946,496
Marvell Technology, Inc.	996,741	75,991,534
Micron Technology, Inc.	64,931	6,248,959
Monolithic Power Systems, Inc.	30,600	28,601,208
NVIDIA Corp.	21,871,500	2,610,800,953
ON Semiconductor Corp. (a)	315,400	24,560,198
Qualcomm, Inc.	157,109	27,541,208
Semtech Corp. (a)	31,600	1,384,712
Silicon Laboratories, Inc. (a)	392,516	46,462,119
SiTime Corp. (a)	174,538	25,248,667
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200,168	34,368,846
Teradyne, Inc.	99,350	13,584,126
Texas Instruments, Inc.	100,794	21,604,186
Wolfspeed, Inc. (a)(d)	67,029	653,533
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	7,116	14,730
		3,376,067,807
Software - 14.0%
Adobe, Inc. (a)	206,812	118,794,881
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	250,984	326,279
Atlassian Corp. PLC Class A, (a)	5,326	881,986
Autodesk, Inc. (a)	96,042	24,817,253
Bill Holdings, Inc. (a)	18,600	1,014,816
Canva, Inc. Class A (b)(c)	1,088	1,173,256
Clear Secure, Inc.	900	27,351
Confluent, Inc. Class A (a)	643,200	13,648,704
CoreWeave, Inc. Class A (c)	27,752	21,099,291
Crowdstrike Holdings, Inc. Class A (a)	138,233	38,329,246
Datadog, Inc. Class A (a)	105,980	12,321,235
DocuSign, Inc. (a)	49,300	2,919,053
Elastic NV (a)	52,294	3,984,280
Figma, Inc. Class A (b)(c)	84,629	1,962,547
Freshworks, Inc. Class A (a)	80,200	936,736
HubSpot, Inc. (a)	52,167	26,034,985
Intuit, Inc.	72,594	45,753,094
Microsoft Corp.	3,068,836	1,280,134,249
Monday.com Ltd. (a)	29,700	7,896,933
Nutanix, Inc. Class A (a)	3,503,841	221,407,713
Onestream, Inc.	21,900	678,900
Oracle Corp.	1,028,204	145,274,943
Palantir Technologies, Inc. Class A (a)	362,100	11,398,908
Palo Alto Networks, Inc. (a)	15,750	5,712,840
PTC, Inc. (a)	4,900	877,541
RingCentral, Inc. Class A (a)	5,142	171,383
Rubrik, Inc. Class A (d)	37,900	1,319,678
Salesforce, Inc.	900,349	227,698,262
Samsara, Inc. Class A (a)	94,200	3,868,794
SentinelOne, Inc. Class A (a)	26,900	633,764
ServiceNow, Inc. (a)	134,150	114,698,250
Stripe, Inc. Class B (a)(b)(c)	43,500	1,196,685
Synopsys, Inc. (a)	8,300	4,312,514
Workday, Inc. Class A (a)	50,232	13,220,560
Zoom Video Communications, Inc. Class A (a)	390,703	26,989,763
Zscaler, Inc. (a)	91,965	18,391,161
		2,399,907,834
Technology Hardware, Storage & Peripherals - 11.6%
Apple, Inc.	7,659,628	1,754,054,812
Pure Storage, Inc. Class A (a)	4,250,186	217,992,040
Samsung Electronics Co. Ltd.	67,683	3,759,970
Seagate Technology Holdings PLC	49,700	4,947,635
Super Micro Computer, Inc. (a)(d)	2,900	1,269,330
		1,982,023,787
TOTAL INFORMATION TECHNOLOGY		8,055,708,706
MATERIALS - 0.6%
Chemicals - 0.2%
Albemarle Corp.	5,300	478,325
Corteva, Inc.	504,000	28,879,200
Farmers Business Network, Inc. (a)(c)	21,002	45,574
Farmers Business Network, Inc. warrants 9/27/33 (a)(b)(c)	468,740	1,012,478
		30,415,577
Containers & Packaging - 0.1%
Ball Corp.	60,900	3,886,029
Smurfit Westrock PLC	165,600	7,852,752
		11,738,781
Metals & Mining - 0.3%
Barrick Gold Corp. (Canada)	490,000	9,893,444
Freeport-McMoRan, Inc.	1,053,200	46,635,696
		56,529,140
TOTAL MATERIALS		98,683,498
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	55,798	12,502,100
Equinix, Inc.	3,600	3,003,696
		15,505,796
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	77,900	8,969,406
TOTAL REAL ESTATE		24,475,202
TOTAL COMMON STOCKS (Cost $6,042,021,520)		16,626,628,313

Preferred Stocks - 1.7%
	Shares	Value ($)
Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	84,766	18,793,470
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	5,678,726	212,384
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	32,487	6,822
Series C(a)(b)(c)	127,831	52,411
Series D(a)(b)(c)	215,900	131,699
Waymo LLC Series A2 (a)(b)(c)	10,731	687,321
		1,090,637
Broadline Retail - 0.1%
Meesho:
Series D2(b)(c)	45,049	2,510,130
Series E(b)(c)	7,504	418,123
Series E1(b)(c)	4,566	254,418
Series F(a)(b)(c)	69,426	3,935,760
		7,118,431
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	1,400	371,574
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	190,858	1,112,702
Series D(a)(b)(c)	91,538	569,366
Laronde, Inc. Series B (a)(b)(c)	66,432	1,770,413
		3,452,481
TOTAL CONSUMER DISCRETIONARY		12,033,123

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	26,833	752,666
Series H(a)(b)(c)	21,372	770,461
		1,523,127
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	338,565	3
Series D(a)(b)(c)	126,371	12,637
		12,640
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	6,648	6,748
TOTAL CONSUMER STAPLES		1,542,515

FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)	100,800	1,299,312
Kartos Therapeutics, Inc. Series C (b)(c)	314,398	2,037,299
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	198,234	2,446,208
Series C(a)(b)(c)	115,792	1,445,084
Series D1(a)(b)(c)	214,900	2,690,548
Series D2(a)(b)(c)	44,427	529,570
Saluda Medical, Inc.:
Series D(a)(b)(c)	109,988	990,992
Series E(a)(b)(c)	289,149	2,032,717
Tenstorrent Holdings, Inc.:
Series C1(b)(c)	40,678	3,022,782
Series D1(b)(c)	25,200	1,988,280
Series D2(b)(c)	11,638	884,837
		19,367,629
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Altos Labs, Inc.:
Series B(a)(b)(c)	122,084	3,054,542
Series C(b)(c)	26,465	662,154
Ankyra Therapeutics Series B (a)(b)(c)	257,347	1,196,664
Asimov, Inc. Series B (a)(b)(c)	15,783	667,463
Bright Peak Therapeutics, Inc.:
Series B(a)(b)(c)	239,403	387,833
Series C(b)(c)	613,036	698,861
Cardurion Pharmaceuticals, Inc. Series B (b)(c)	292,510	1,436,224
Caris Life Sciences, Inc. Series D (a)(b)(c)	255,590	812,776
Castle Creek Biosciences, Inc.:
Series B(a)(b)(c)	4,910	1,070,724
Series C(a)(b)(c)	2,570	658,100
Series D1(a)(b)(c)	4,460	1,022,723
Series D2(a)(b)(c)	1,412	289,827
Cellanome, Inc. Series B (b)(c)	274,637	2,054,285
City Therapeutics, Inc. Series A (b)(c)	196,252	2,329,511
Cleerly, Inc. Series C (a)(b)(c)	272,438	2,958,677
Deep Genomics, Inc. Series C (a)(b)(c)	129,534	1,494,822
Element Biosciences, Inc.:
Series B(a)(b)(c)	250,956	1,922,323
Series C(a)(b)(c)	101,911	1,092,486
Series D(b)(c)	52,404	411,371
Series D1(b)(c)	52,404	411,371
ElevateBio LLC Series C (a)(b)(c)	332,500	1,090,600
Fog Pharmaceuticals, Inc.:
Series D(a)(b)(c)	247,595	1,507,854
Series E(b)(c)	114,541	725,045
Generate Biomedicines:
Series B(a)(b)(c)	157,390	2,052,366
Series C(a)(b)(c)	97,224	1,267,801
Genesis Therapeutics, Inc. Series B (b)(c)	402,516	2,435,222
Inscripta, Inc.:
Series D(a)(b)(c)	308,833	735,023
Series E(a)(b)(c)	222,357	669,295
Intarcia Therapeutics, Inc. Series EE (a)(b)(c)	116,544	1
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	1,780,790	3,704,043
National Resilience, Inc.:
Series B(a)(b)(c)	251,448	8,584,435
Series C(a)(b)(c)	44,850	1,531,179
Odyssey Therapeutics, Inc.:
Series B(a)(b)(c)	468,023	3,154,475
Series C(b)(c)	215,628	1,304,549
Quell Therapeutics Ltd. Series B (a)(b)(c)	760,965	1,537,149
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	8,766	614,847
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	481,325	1,386,216
Series B1(a)(b)(c)	256,702	834,282
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	199,356	271,124
Treeline Biosciences:
Series A(a)(b)(c)	289,700	2,378,437
Series A1(a)(b)(c)	143,637	1,206,551
		61,623,231
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C(a)(b)(c)	197,068	8,276,856
Series C1(b)(c)	84,687	3,556,854
Series D(b)(c)	63,464	2,665,488
Insightec Ltd. Series G (b)(c)	1,613,647	1,452,282
Kardium, Inc. Series D6 (a)(b)(c)	1,136,853	807,166
Medical Microinstruments, Inc. Series C (b)(c)	53,171	1,765,277
		18,523,923
Health Care Providers & Services - 0.0%
Conformal Medical, Inc.:
Series C(a)(b)(c)	240,750	914,850
Series D(a)(b)(c)	55,260	247,012
Scorpion Therapeutics, Inc.:
Series B(a)(b)(c)	242,077	585,826
Series C1(b)(c)	284,649	688,851
		2,436,539
Health Care Technology - 0.0%
Aledade, Inc.:
Series B1(a)(b)(c)	22,992	909,793
Series E1(a)(b)(c)	17,916	708,936
Candid Therapeutics Series B (b)(c)	922,295	1,106,754
DNA Script:
Series B(a)(b)(c)	4	348
Series C(a)(b)(c)	2,060	669,178
Omada Health, Inc. Series E (a)(b)(c)	435,062	1,661,937
Wugen, Inc. Series B (a)(b)(c)	96,718	402,347
		5,459,293
Pharmaceuticals - 0.0%
Agomab Therapeutics SA Series C (b)(c)	9,503	2,510,288
Galvanize Therapeutics Series B (a)(b)(c)	1,018,908	866,072
Mirador Therapeutics, Inc. Series A (b)(c)	694,131	2,082,393
		5,458,753
TOTAL HEALTH CARE		93,501,739

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Anduril Industries, Inc. Series F (b)(c)	67,505	1,467,329
Space Exploration Technologies Corp. Series G (a)(b)(c)	53,937	60,409,440
		61,876,769
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series G (b)(c)	44,809	1,879,738
Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	10,986	1,209,888
Series B, 6.00%(a)(b)(c)	17,147	2,148,862
		3,358,750
TOTAL INDUSTRIALS		67,115,257

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp. Series E (a)(b)(c)	814,561	488,737
Menlo Micro, Inc. Series C (a)(b)(c)	959,784	671,849
VAST Data Ltd.:
Series A(b)(c)	87,399	1,587,166
Series A1(b)(c)	215,119	3,906,561
Series A2(b)(c)	247,456	4,493,801
Series B(b)(c)	196,904	3,575,777
Series C(b)(c)	5,740	104,238
Series E(b)(c)	188,154	3,416,877
		18,245,006
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (a)(b)(c)	43,548	812,170
Retym, Inc. Series C (a)(b)(c)	202,413	1,750,872
Sima Technologies, Inc.:
Series B(a)(b)(c)	338,113	2,204,497
Series B1(a)(b)(c)	22,648	171,445
Xsight Labs Ltd.:
Series D(a)(b)(c)	167,386	934,014
Series D1(b)(c)	23,720	188,811
		6,061,809
Software - 0.2%
Anthropic PBC Series D (b)(c)	65,931	1,977,930
ASAPP, Inc. Series D (b)(c)	437,448	726,164
Bolt Technology OU Series E (a)(b)(c)	13,569	2,100,034
Canva, Inc.:
Series A(b)(c)	924	996,405
Series A2(b)(c)	168	181,164
CoreWeave, Inc. Series C (b)(c)	2,167	1,740,664
Databricks, Inc.:
Series G(a)(b)(c)	53,226	3,965,869
Series H(a)(b)(c)	56,454	4,206,388
Dataminr, Inc. Series D (a)(b)(c)	442,241	5,616,461
Evozyne, Inc.:
Series A(a)(b)(c)	101,400	1,834,326
Series B(b)(c)	63,838	1,154,191
Lyte AI, Inc. Series B (b)(c)	178,058	2,258,862
Skyryse, Inc. Series B (a)(b)(c)	117,170	2,493,378
Stripe, Inc. Series H (a)(b)(c)	19,200	528,192
xAI Corp. Series B (b)(c)	567,127	6,788,510
		36,568,538
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C(a)(b)(c)	121,541	3,057,972
Series C2(b)(c)	19,091	558,984
		3,616,956
TOTAL INFORMATION TECHNOLOGY		64,492,309

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	15,988	34,694
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	355,446	9,810,310
TOTAL MATERIALS		9,845,004

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	16,253	579,907
Series D(a)(b)(c)	6,752	240,911
		820,818
TOTAL CONVERTIBLE PREFERRED STOCKS		287,511,864
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(b)(c)	13,511	3,064,700
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	219,824	263,789
TOTAL HEALTH CARE		3,328,489

TOTAL PREFERRED STOCKS (Cost $255,884,392)		290,840,353

Convertible Bonds - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	857,900	1,360,372
4% 6/12/27 (b)(c)	25,455	40,364
6.5% 10/29/26 (b)(c)(i)	1,501,561	1,578,141
		2,978,877
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Wugen, Inc. 10% 6/14/25 (b)(c)	408,689	422,053
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/27 (b)(c)	751,000	793,732
TOTAL HEALTH CARE		1,215,785
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Evozyne, Inc. 6% 9/13/28 pay-in-kind (b)(c)	1,038,312	1,164,986
Skyryse, Inc. 0% 2/5/27 (b)(c)	177,030	177,791
		1,342,777
MATERIALS - 0.0%
Chemicals - 0.0%
Farmers Business Network, Inc. 15% 9/28/25 (b)(c)	468,740	621,268
TOTAL CONVERTIBLE BONDS (Cost $5,228,687)		6,158,707

Preferred Securities - 0.0%
	Principal Amount (h)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	181,375	237,638
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(j)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc.:
0% (b)(c)(k)	1,612,660	1,127,249
10% 12/31/26 (b)(c)	1,751,476	1,764,262
		2,891,511
TOTAL HEALTH CARE		2,891,511
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(k)	42,358	42,655
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	335,561	338,245
TOTAL INFORMATION TECHNOLOGY		380,900
TOTAL PREFERRED SECURITIES (Cost $4,537,876)		3,510,049

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (l)	206,591,389	206,632,707
Fidelity Securities Lending Cash Central Fund 5.39% (l)(m)	251,138,953	251,164,067
TOTAL MONEY MARKET FUNDS (Cost $457,796,774)		457,796,774

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $6,765,469,249)	17,384,934,196
NET OTHER ASSETS (LIABILITIES) - (1.7)% (n)	(287,335,482)
NET ASSETS - 100.0%	17,097,598,714

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	280	Sep 2024	79,254,000	244,256	244,256

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $473,206,495 or 2.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,278,343 or 0.1% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
(n)	Includes $5,892,600 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	8,796,986

Adimab LLC	9/17/14 - 6/05/15	2,958,047

AgBiome LLC Series C	6/29/18	2,144,369

AgBiome LLC Series D	9/03/21	749,101

Agomab Therapeutics SA warrants 10/10/33	10/03/23	0

Agomab Therapeutics SA Series C	10/03/23	2,074,942

Akeana Series C	1/23/24	1,286,289

Aledade, Inc. Series B1	5/07/21	880,380

Aledade, Inc. Series E1	5/20/22	892,475

Alif Semiconductor Series C	3/08/22	883,961

Altos Labs, Inc. Series B	7/22/22	2,337,713

Altos Labs, Inc. Series C	3/15/24	662,218

Anduril Industries, Inc. Series F	8/07/24	1,467,329

Ankyra Therapeutics Series B	8/26/21	1,449,327

Ant International Co. Ltd. Class C	5/16/18	2,173,202

Anthropic PBC Series D	5/31/24	1,978,227

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	1,689,205

Asimov, Inc. Series B	10/29/21	1,462,779

Beta Technologies, Inc. Series A	4/09/21	804,944

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,769,056

Blink Health LLC Series A1	12/30/20 - 6/17/24	910,758

Blink Health LLC Series C	11/07/19 - 7/14/21	7,523,268

Blink Health LLC Series C1	7/15/22 - 2/02/24	3,290,001

Blink Health LLC Series D	6/17/24 - 6/25/24	2,665,488

Bolt Technology OU Series E	1/03/22	3,525,179

Bowery Farming, Inc. warrants	10/25/23	0

Bright Peak Therapeutics, Inc. Series B	5/14/21	935,108

Bright Peak Therapeutics, Inc. Series C	5/07/24	694,876

ByteDance Ltd. Series E1	11/18/20	9,288,165

Candid Therapeutics Series B	8/27/24	1,106,754

Canva, Inc. Class A	3/18/24	1,160,527

Canva, Inc. Series A	9/22/23	985,595

Canva, Inc. Series A2	9/22/23	179,199

Cardurion Pharmaceuticals, Inc. Series B	7/10/24	1,432,597

Caris Life Sciences, Inc.	10/06/22	2,217,662

Caris Life Sciences, Inc. Series D	5/11/21	2,070,279

Cartesian Therapeutics, Inc.	7/02/24	1,778,620

Castle Creek Biosciences, Inc. Series A4	9/29/16	4,471,547

Castle Creek Biosciences, Inc. Series B	10/09/18	2,022,184

Castle Creek Biosciences, Inc. Series C	12/09/19	1,058,455

Castle Creek Biosciences, Inc. Series D1	4/19/22	959,034

Castle Creek Biosciences, Inc. Series D2	6/28/21	242,100

Cellanome, Inc. Series B	1/08/24	2,057,031

City Therapeutics, Inc. Series A	4/17/24	1,968,309

Cleerly, Inc. Series C	7/08/22	3,209,483

Conformal Medical, Inc. Series C	7/24/20	882,846

Conformal Medical, Inc. Series D	5/26/23	280,702

CoreWeave, Inc. Series C	5/17/24	1,688,201

Cyclerion Therapeutics, Inc.	4/02/19	2,229,495

Databricks, Inc. Series G	2/01/21	3,146,861

Databricks, Inc. Series H	8/31/21	4,148,473

Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573

Deep Genomics, Inc. Series C	7/21/21	1,878,398

Diamond Foundry, Inc. Series C	3/15/21	8,530,704

Discord, Inc. Series I	9/15/21	770,874

DNA Script	12/17/21	327,504

DNA Script Series B	12/17/21	3,203

DNA Script Series C	10/01/21	1,791,891

Dragonfly Therapeutics, Inc.	12/19/19	3,336,950

Element Biosciences, Inc. Series B	12/13/19	1,315,160

Element Biosciences, Inc. Series C	6/21/21	2,094,954

Element Biosciences, Inc. Series D	6/28/24	411,020

Element Biosciences, Inc. Series D1	6/28/24	411,020

ElevateBio LLC Series C	3/09/21	1,394,838

Enevate Corp. Series E	1/29/21	903,092

Enevate Corp. 6%	11/02/23	42,358

Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000

Evozyne, Inc. Series A	4/09/21	2,278,458

Evozyne, Inc. Series B	9/14/23	988,851

Evozyne, Inc. 6% 9/13/28 pay-in-kind	9/14/23 - 6/30/24	1,038,312

Fanatics, Inc. Class A	8/13/20 - 10/24/22	6,002,415

Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996

Farmers Business Network, Inc. warrants 9/27/33	9/29/23	0

Farmers Business Network, Inc. Series G	9/15/21	993,779

Farmers Business Network, Inc. 15% 9/28/25	9/29/23	468,740

Figma, Inc. Class A	5/15/24	1,962,800

Fog Pharmaceuticals, Inc. Series D	11/17/22	2,664,890

Fog Pharmaceuticals, Inc. Series E	2/29/24	713,373

Freenome, Inc. Series C	8/14/20	1,262,201

Freenome, Inc. Series D	11/22/21	690,407

Galvanize Therapeutics Series B	3/29/22	1,764,020

Galvanize Therapeutics 6% 2/28/27	2/28/24	751,000

Generate Biomedicines Series B	11/02/21	1,865,072

Generate Biomedicines Series C	6/05/23	1,152,104

Genesis Therapeutics, Inc. Series B	8/10/23	2,055,891

GoBrands, Inc. Series G	3/02/21	6,700,664

GoBrands, Inc. Series H	7/22/21	8,302,821

Inscripta, Inc. Series D	11/13/20	1,411,367

Inscripta, Inc. Series E	3/30/21	1,963,412

Insightec Ltd. Series G	6/17/24	1,432,596

Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640

Intarcia Therapeutics, Inc. 6%	2/26/19	614,446

JUUL Labs, Inc. Class A	7/06/18 - 2/23/24	2,478,548

JUUL Labs, Inc. Series E	7/06/18	196,006

Kardium, Inc. Series D6	12/30/20	1,154,861

Kardium, Inc. 0%	12/30/20	1,612,660

Kardium, Inc. 10% 12/31/26	5/31/24	1,751,476

Kartos Therapeutics, Inc. Series C	8/22/23	1,777,292

Korro Bio, Inc.	7/14/23	959,092

Laronde, Inc. Series B	8/13/21	1,860,096

LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739

Lightmatter, Inc. Series C	5/19/23	2,000,176

Lightmatter, Inc. Series C2	12/18/23	496,400

Lyte AI, Inc. Series B	8/13/24	2,258,862

Medical Microinstruments, Inc. warrants 2/16/31	2/16/24	0

Medical Microinstruments, Inc. Series C	2/16/24	1,772,386

Meesho Series D2	7/15/24	2,522,744

Meesho Series E	7/15/24	420,224

Meesho Series E1	4/18/24	255,696

Meesho Series F	9/21/21 - 7/15/24	5,179,069

Menlo Micro, Inc. Series C	2/09/22	1,272,194

Mirador Therapeutics, Inc. Series A	3/19/24	2,082,393

National Resilience, Inc. Series B	12/01/20	3,434,780

National Resilience, Inc. Series C	6/28/21	1,991,789

Neutron Holdings, Inc.	2/04/21	4,384

Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	1,501,561

Odyssey Therapeutics, Inc. Series B	9/30/22	2,955,958

Odyssey Therapeutics, Inc. Series C	10/25/23	1,078,140

Omada Health, Inc. Series E	12/22/21	2,608,284

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	2,327,367

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	382,943

Quell Therapeutics Ltd. Series B	11/24/21	1,438,224

Rad Power Bikes, Inc.	1/21/21	1,202,019

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	156,712

Rad Power Bikes, Inc. Series C	1/21/21	616,636

Rad Power Bikes, Inc. Series D	9/17/21	2,069,142

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	181,375

Redwood Materials Series C	5/28/21	770,449

Redwood Materials Series D	6/02/23	322,313

Retym, Inc. Series C	5/17/23 - 6/20/23	1,575,137

SalioGen Therapeutics, Inc. Series B	12/10/21	928,004

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	1,402,995

Saluda Medical, Inc. Series E	4/06/23	2,334,531

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	585,688

Scorpion Therapeutics, Inc. Series C1	7/01/24	688,708

Sima Technologies, Inc. Series B	5/10/21	1,733,641

Sima Technologies, Inc. Series B1	4/25/22	160,595

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 7/05/24	335,561

Skyhawk Therapeutics, Inc.	5/21/21	2,069,954

Skyryse, Inc. Series B	10/21/21	2,891,752

Skyryse, Inc. 0% 2/5/27	8/13/24	177,030

Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993

Space Exploration Technologies Corp.	10/16/15	8,029,820

Space Exploration Technologies Corp. Series G	1/20/15	4,177,960

Stripe, Inc. Class B	5/18/21	1,745,585

Stripe, Inc. Series H	3/15/21	770,400

T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045

Tango Therapeutics, Inc.	8/09/23	764,780

Tectonic Therapeutic, Inc.	1/30/24	1,474,486

Tenstorrent Holdings, Inc. Series C1	4/23/21	2,418,540

Tenstorrent Holdings, Inc. Series D1	7/16/24	1,986,427

Tenstorrent Holdings, Inc. Series D2	7/17/24	884,255

The Beauty Health Co.	12/08/20	5,538,280

The Oncology Institute, Inc.	6/28/21	3,773,750

Tory Burch LLC	5/14/15	17,611,630

Treeline Biosciences Series A	7/30/21 - 10/27/22	2,267,627

Treeline Biosciences Series A1	10/27/22	1,236,758

VAST Data Ltd. Series A	11/28/23	961,389

VAST Data Ltd. Series A1	11/28/23	2,366,309

VAST Data Ltd. Series A2	11/28/23	2,722,016

VAST Data Ltd. Series B	11/28/23	2,165,944

VAST Data Ltd. Series C	11/28/23	63,140

VAST Data Ltd. Series E	11/28/23	4,139,388

Waymo LLC Series A2	5/08/20	921,441

Wugen, Inc. Series B	7/09/21	750,038

Wugen, Inc. 10% 6/14/25	6/14/24	408,689

X Holdings Corp. Class A	10/27/21	1,326,759

xAI Corp. Series B	5/13/24	6,788,510

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	1,338,418

Xsight Labs Ltd. Series D1	1/11/24	189,665

Zipline International, Inc. Series G	6/07/24	1,879,572

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,027,623	2,280,063,162	2,086,458,334	2,315,084	256	-	206,632,707	0.5%
Fidelity Securities Lending Cash Central Fund 5.39%	212,772,443	876,126,590	837,734,966	1,178,175	-	-	251,164,067	1.1%
Total	225,800,066	3,156,189,752	2,924,193,300	3,493,259	256	-	457,796,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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